Summary of Significant Accounting Policies: Intangible Assets (Policies)	12 Months Ended
Dec. 31, 2011
Intangible Assets:
Intangible Assets

(l)              Intangible assets

Intangible assets with determinable useful lives are amortized using the straight-line method over their estimated period of benefit, ranging from two to sixteen years. Indefinite-lived intangibles are evaluated annually for impairment or when indicators exist indicating such assets may be impaired, such evaluation assumes determination of fair value of intangible assets based on a valuation model that incorporates expected future cash flows and profitability projections.

Intangible assets include quotas for CO2 emissions, initially recognized at the date of business combination at their respective fair value in accordance with the requirements of ASC 805. Net gains and losses on sale and exchange of excess emission rights, representing the difference between the sales proceeds and the cost of emission rights, are recorded in operating income (expenses). Emission rights have indefinite useful life and are subject to impairment testing.